Expense Example {- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-14 - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example:
1 year	508
3 years	840
5 years	1,195
10 years	2,194
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example:
1 year	314
3 years	661
5 years	1,134
10 years	2,240
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	1,259
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108